INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Acquired technology	$ 3,004	$ 890
Accumulated amortization	1,189	890
Depreciated cost	$ 1,815	$ 0